Schedule of Provision for Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Computed expected benefit income taxes	$ (344,000)	$ (216,000)	$ (238,000)
Increase in valuation allowance	344,000	216,000	238,000
Income Tax Expense	$ 0	$ 0	$ 0